Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Total	$ 5,560	$ 9,865
QDM Holdings Limited [Member]
Accounts receivable		9,865	$ 48,713
Less: allowance for doubtful accounts
Total		$ 9,865	$ 48,713